Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Total	$ 36,363
Inventory [Member]
Total	70,580
Property and Equipment [Member]
Total	$ 36,363